PIMCO Funds

Supplement Dated September 27, 2012 to the
Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus and Strategic Markets
Funds Institutional Class, Class P, Administrative Class and Class D Prospectus, each dated
July 31, 2012, as supplemented from time to time (the "Prospectuses")

Disclosure Related to PIMCO All Asset Fund

(PIMCO All Asset Fund)

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO All Asset Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

Disclosure Related to PIMCO All Asset All Authority Fund
(PIMCO All Asset All Authority Fund)

Effective immediately, the first sentence of the first paragraph of the "Principal Investment Strategies" section of the PIMCO All Asset All Authority Fund's Fund Summary in each Prospectus is deleted in its entirety and replaced with the following:

The Fund seeks to achieve its investment objective by investing under normal circumstances substantially all of its assets in Institutional Class or Class M shares of any funds of the Trust or PIMCO Equity Series, an affiliated open-end investment company, except other funds of funds, or shares of any actively-managed funds of the PIMCO ETF Trust, an affiliated investment company (collectively, "Underlying PIMCO Funds").

In addition, effective immediately, the sixth footnote to the "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section of the PIMCO All Asset All Authority Fund's Fund Summary in the Strategic Markets Funds Institutional Class, Class P, Administrative Class and Class D Prospectus is deleted in its entirety and replaced with the following:

[6] Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense and interest expense of the Underlying PIMCO Funds is 1.16%, 1.26%, 1.41% and 1.56% for the Institutional Class, Class P, Administrative Class and Class D shares, respectively.

Additionally, effective immediately, the sixth footnote to the "Annual Fund Operating Expenses" table in the "Fees and Expenses of the Fund" section of the PIMCO All Asset All Authority Fund's Fund Summary in the Strategic Markets Funds Class A, Class B, Class C and Class R Prospectus is deleted in its entirety and replaced with the following:

[6] Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement excluding interest expense and interest expense of the Underlying PIMCO Funds is 1.61% and 2.36% for Class A and Class C shares, respectively.